Financial Liabilities	12 Months Ended
Dec. 31, 2017
Financial Liabilities
Financial Liabilities

(20)Financial Liabilities

This note provides information on the contractual conditions of the loans obtained by the Group, which are measured at amortized cost. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2017 and 2016 are as follows:

	Thousands of Euros
Financial liabilities	31/12/2017	31/12/2016
Non-current obligations (a)	853,667	831,417
Senior secured debt (b)	4,849,882	3,728,695
Other loans (b)	169,214	114,898
Finance lease liabilities (c)	5,415	6,086
Other non-current financial liabilities (e)	23,637	30,975

Total non-current financial liabilities	5,901,815	4,712,071

Current obligations (a)	95,538	95,524
Senior secured debt (b)	4,057	81,273
Other loans (b)	29,527	23,288
Finance lease liabilities (c)	3,945	3,859
Other current financial liabilities (e)	22,003	26,121

Total current financial liabilities	155,070	230,065

On 06 February 2017 the Group concluded the refinancing process of its senior debt. The total debt refinanced amounts to US Dollars 6,300 million (Euros 5,800 million), including the US Dollars 1,816 million loan obtained for the acquisition of Hologic’s transfusional diagnostics unit. Following the refinancing process, Grifols’ debt structure consists in a US Dollars 6,000 million long-term loan with institutional investors and banks segmented in two tranches (Term Loan A and Term Loan B), and a US Dollars 300 million undrawn revolving credit facility.

On 18 April 2017 the Group concluded the refinancing process of the Senior Unsecured Notes. The total bond issuance amounted to Euros 1,000 million.

On 5 December 2017 the Group has received an additional loan from the European Investment Bank of up to Euros 85 million at a fixed interest rate for a period of ten years with a grace period of two years. The loan will be used to support certain investments in R&D which are mainly focused on searching for new applications for plasmatic proteins. On 28 October 2015, the Group received its first loan with the same entity and conditions for a total amount of Euros 100 million.

(a)Senior Unsecured Notes

On 18 April 2017, Grifols, S.A., issued Euros 1,000 million Senior Unsecured Notes (the “Notes”) that will mature in 2025 and will bear annual interest at a rate of 3.20%. These notes replaced the 97.1% of the Senior Unsecured Notes issued in 2014 by Grifols Worldwide Operations Limited, a 100% subsidiary of Grifols S.A., amounting to US Dollars 1,000 million, with a maturity in 2022 and at interest rate of 5.25% that was owned by a financial institution. The remaining 2.9% of the existing notes was redeemed before the exchange by an amount of Euros 26,618 thousand. The corresponding deferred costs of the notes have been recognized in profit and loss. On 2 May 2017 the Notes have been admitted to listing in the Irish Stock Exchange.

The present value of discounted cash flows of the new Notes under the new agreement, including costs for fees paid and discounted using the original effective interest rate differs by less than 10% of the present value discounted cash flows remaining in the original debt, whereby the new agreement is not substantially different to the original agreement.

The costs of refinancing Senior Unsecured Notes amounted to Euros 57.5 million, including the redemption costs. These costs were included as transaction costs together with other costs deriving from the debt issue and will be taken to profit and loss in accordance with the new effective interest rate. Based on the analysis of the quantitative and qualitative factors, the Group concluded that the renegotiation of conditions of the Senior Unsecured Notes does not trigger a derecognition of the liability. Unamortized financing costs from the Senior Unsecured Notes amount to Euros 146 million at 31 December 2017 (Euros 117 million at 31 December 2016).

Details of movement in the Senior Unsecured Notes at 31 December 2016 are as follows:

	Thousands of Euros
	Opening outstanding balance 01/01/16	Translation differences	Closing outstanding balance 31/12/16
Senior Unsecured Notes (nominal amount)	918,527	30,150	948,677

Total	918,527	30,150	948,677

Details of movement in the Senior Unsecured Notes at 31 December 2017 are as follows:

	Thousands of Euros
	Opening outstanding balance 01/01/17	Refinancing	Repayments	Translation differences	Closing outstanding balance 31/12/17
Senior Unsecured Notes (nominal amount)	948,677	108,597	(26,618)	(30,656)	1,000,000

Total	948,677	108,597	(26,618)	(30,656)	1,000,000

At 31 December 2017 and 2016 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

31/12/2016
Promissory
			Nominal		notes		Interest
			amount of		subscribed	Buy back	pending accrual
		Maturity	promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/16	04/05/17	3,000	4.00%	84,966	(789)	(1,104)

31/12/2017
Promissory
			Nominal		notes		Interest
			amount of		subscribed	Buy back	pending accrual
		Maturity	promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/17	04/05/18	3,000	3.00%	92,109	(906)	(909)

(b)Loans and borrowings

Details of loans and borrowings at 31 December 2017 and 2016 are as follows:

					Thousands of Euros
					31/12/2017		31/12/2016
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	1,959,476	1,959,476	—	—
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	607,000	607,000	—	—
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	2,501,459	2,457,684	—	—
Senior debt - Tranche B	Euros	Euribor + 3%	27/02/2014	28/02/2021	—	—	400,000	385,000
Senior debt - Tranche A	US Dollars	Libor + 2.5%	27/02/2014	29/02/2020	—	—	664,074	527,108
Senior debt - Tranche B	US Dollars	Libor + 3%	27/02/2014	28/02/2021	—	—	3,055,168	2,967,574

Total senior debt					5,067,935	5,024,160	4,119,242	3,879,682
EIB Loan	Euros	2.70%	20/11/2015	20/11/2025	100,000	74,375	100,000	100,000
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	85,000

Total EIB Loan					185,000	159,375	100,000	100,000
Revolving Credit	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	250,146	—	—	—
Revolving Credit	US Dollars	Libor + 2.5%	27/02/2014	27/02/2019	—	—	284,603	—

Total Revolving Credit					250,146	—	284,603	—

Other non-current loans	Euros	Euribor- Euribor+4%	19/03/2013	30/09/2024	33,180	9,839	33,000	14,898
Loan transaction costs					—	(174,278)	—	(150,987)

Non-current loans and borrowings					5,536,261	5,019,096	4,536,845	3,843,593

					Thousands of Euros
					31/12/2017			31/12/2016
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended		Carrying amount	Amount extended		Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	(*	)	—	—		—
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	(*	)	—	—		—
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	(*	)	25,015	—		—
Senior debt - Tranche B	Euros	Euribor + 3%	27/02/2014	28/02/2021	—		—	(*	)	4,000
Senior debt - Tranche A	US Dollars	Libor + 2.5%	27/02/2014	29/02/2020	—		—	(*	)	49,806
Senior debt - Tranche B	US Dollars	Libor + 3%	27/02/2014	28/02/2021	—		—	(*	)	30,832

Total senior debt					—		25,015	—		84,638
BEI Loan	Euros	2.70%	20/11/2015	20/11/2025	(*	)	10,625	—		—

Total BEI Loan					—		10,625	—		—
Other current loans		0.1%-3.74%			131,700		18,902	208,105		23,288
Loan transaction costs					—		(20,958)	—		(3,365)

Current loans and borrowings					131,700		33,584	208,105		104,561

(*) See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 1,713 thousand as at 31 December 2017 (Euros 596 thousand at 31 December 2016).

On 06 February 2017 the Group refinanced its Senior Secured Debt with the existing lenders and obtained the additional debt for the acquisition of Hologic by an amount of US Dollars 1,816 million The new senior debt consists of a Term Loan A (“TLA”), which amounts to US Dollars 2,350 million and Euros 607 million with a 1.75% margin overLibor and Euribor respectively and maturity in 2023 and quasi-bullet amortization structure, and a Term Loan B (“TLB”) that amounts to US Dollars 3,000 million with a 2.25% margin over Libor and maturity in 2025. The borrowers of the total debt are Grifols Worldwide Operations Limited and Grifols, S.A. for the Term Loan A and Grifols Worldwide Operations USA, Inc. for the Term Loan B.

The present value discounted from cash flows under the new agreement, including any fees paid and discounted using the original effective interest rate differs by less than 10% of the present value discounted from cash flows remaining in the original debt, whereby it is considered that the debt instrument has not been substantially modified.

The costs of refinancing the senior debt have amounted to Euros 84.8 million. Based on the analysis of the quantitative and qualitative factors, the Group has concluded that the renegotiation of conditions of the senior debt does not trigger a derecognition of the liability. Unamortized financing costs from the senior secured debt amount to Euros 195 million at 31 December 2017 (Euros 154 million at 31 December 2016).

The terms and conditions of the senior secured debt are as follows:

•	Tranche A: six year loan divided into two tranches: US Tranche A and Tranche A in Euros.

•	US Tranche A :

•	Original Principal Amount of US Dollars 2,350 million.
•	Applicable margin of 175 basis points (bp) linked to US Libor.
•	Quasi-bullet amortization structure.
•	Maturity in 2023.

•	Tranche A in Euros :

•	Original Principal Amount of Euros 607 million.
•	Applicable margin of 175 basis ponts (bp) linked to Euribor.
•	Quasi-bullet amortization structure.
•	Maturity in 2023.

Details of Tranche A by maturity at 31 December 2017 are as follows:

	US Tranche A			Tranche A in Euros
Maturity	Currency	Principal in thousands of US Dollars	Principal in thousands of Euros	Currency	Principal in thousands of Euros
2019	US Dollars	117,500	97,974	Euros	30,350
2020	US Dollars	235,000	195,948	Euros	60,700
2021	US Dollars	235,000	195,948	Euros	60,700
2022	US Dollars	1,321,875	1,102,204	Euros	341,437
2023	US Dollars	440,625	367,402	Euros	113,813

Total	US Dollars	2,350,000	1,959,476	Euros	607,000

•	Tranche B: Senior Debt Loan repayable in eight years.

•	US Tranche B :

•	Original Principal Amount of US Dollars 3,000 million.
•	Applicable margin of 225 basis points (bp) linked to US Libor.
•	Quasi-bullet amortization structure.
•	Maturity in 2025.

Details of Tranche B by maturity at 31 December 2017 are as follows:

	US Tranche B
Maturity	Currency	Principal in thousands of US Dollars	Principal in thousands of Euros
2018	US Dollars	30,000	25,015
2019	US Dollars	30,000	25,015
2020	US Dollars	30,000	25,015
2021	US Dollars	30,000	25,015
2022	US Dollars	30,000	25,015
2023	US Dollars	30,000	25,015
2024	US Dollars	30,000	25,015
2025	US Dollars	2,767,500	2,307,594

Total	US Dollars	2,977,500	2,482,699

•US Dollar 300 million committed credit revolving facility: Amount maturing on 2023 and applicable margin of 175 basis points (bp) linked to US Libor. At 31 December 2017 no amount has been drawn down on this facility.

The issue of senior unsecured notes and senior secured debt is subject to compliance with a leverage ratio covenant. At 31 December 2017 the Group complies with this covenant.

Both the Senior Term Loans and the Revolving Loans are guaranteed by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A. that together with Grifols, S.A. represent, in the aggregate, at least 80% of the consolidated assets and consolidated EBITDA of Grifols, S.A. and its subsidiaries.

The Notes have been issued by Grifols S.A. and are guaranteed on a senior unsecured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Biomat USA, Inc., Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Grifols Diagnostic Solutions Inc., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc and Grifols USA, Llc.

(c)Finance lease liabilities

Details of minimum payments and the present value of finance lease liabilities, by maturity date, are as follows:

	Thousands of Euros
	31/12/2017			31/12/2016
	Minimum payments	Interest	Present Value	Minimum payments	Interest	Present Value
Maturity at:
Less than one year	4,305	360	3,945	4,267	408	3,859
Two years	2,636	179	2,457	3,636	263	3,373
Three years	1,461	88	1,373	1,792	88	1,704
Four years	814	60	754	672	16	656
Five years	369	42	327	306	5	301
More than five years	550	46	504	53	1	52

Total	10,135	775	9,360	10,726	781	9,945

(d)Credit rating

In December 2017 and December 2016 Moody’s Investors Service has confirmed the ‘Ba3’ corporate family rating, ‘Ba2’ rating to the senior secured bank debt and ‘B2’ rating to the unsecured notes that were used to refinance the existing debt structure. The outlook is confirmed as stable.

In December 2017 and December 2016 Standard & Poor’s has confirmed its ‘BB’ rating on Grifols and has assigned ‘BB’ and ‘B+’ issue ratings to Grifols’ senior secured debt and senior unsecured notes that were used to refinance the existing debt structure. The outlook for the rating is stable.

(e)Other financial liabilities

At 31 December 2017 “other financial liabilities” include interest-free loans extended by governmental institutions amounting to Euros 20,306 thousand (Euros 20,543 thousand at 31 December 2016). The portion of the loans considered a grant and still to be taken to profit and loss amounts to Euros 812 thousand (Euros 885 thousand at 31 December 2016) (see note 18).

At 31 December 2017, “other current financial liabilities” include an amount of Euros 5 million related to the remaining call option extended by the Group and the shareholders of Progenika with maturity on 2018.

At 31 December 2017 and 2016 “other current financial liabilities” also include approximately Euros 3,056 thousand and Euros 17,578 thousand, respectively, which have been collected directly from Spanish Social Security affiliated bodies and transferred to financial institutions (see note 13).

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Maturity at:
Up to one year	22,003	26,121
Two years	10,818	11,468
Three years	3,787	6,203
Four years	2,794	5,802
Five years	2,247	2,490
Over five years	3,991	5,012

	45,640	57,096